UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Stephen W. Kidder
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-11134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch Boston, MA	January 11, 2010
[Signature]	 [City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all
holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]

Report Summary:



Number of Other Included Managers:	5

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	24292318

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136		Brian C. Broderick
2	28-06281		Michael B. Elefante
3	28-06169		Timothy F. Fidgeon
4	28-06165		Michael J. Puzo
5	28-10379		Kurt F. Somerville





AS OF DECEMBER 31, 2009     FORM 13F      SEC FILE # STEPHEN W KIDDER \ 28-11134


ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED        000375204         506150      26500           XX                         24500   2000
                          ADR

ABBOTT LABS               COMMON STOCK     002824100         844944      15650           XX                         13050   2600

APTARGROUP INC            COMMON STOCK     038336103         721948      20200           XX                         18600   1600

AUTOMATIC DATA            COMMON STOCK     053015103         588347      13740           XX                         12440   1300
PROCESSING

B P PLC ADR               COMMON STOCK     055622104         630656      10879           XX                         10629    250

BERKSHIRE HATHAWAY INC    CLASS B          084670207         345030        105           XX                           105

CVS CAREMARK              COMMON STOCK     126650100         262512       8150           XX                          6850   1300
CORPORATION

CANADIAN NATIONAL         COMMON STOCK     136375102         917325      16875           XX                         15375   1500
RAILWAY CO

CATERPILLAR INC           COMMON STOCK     149123101         284950       5000           XX                          5000

CENOVUS ENERGY INC        COMMON STOCK     15135U109         526302      20885           XX                         19235   1650

CHEVRON CORP              COMMON STOCK     166764100         587049       7625           XX                          6075   1550

CHUBB CORPORATION         COMMON STOCK     171232101         539996      10980           XX                         10980

CISCO SYS INC             COMMON STOCK     17275R102         279500      11675           XX                         11175    500

COCA COLA CO              COMMON STOCK     191216100         447450       7850           XX                          7850

DEERE & COMPANY           COMMON STOCK     244199105         436777       8075           XX                          7275    800

E M C CORP                COMMON STOCK     268648102         701421      40150           XX                         37650   2500

EMERSON ELECTRIC CO       COMMON STOCK     291011104         931875      21875           XX                         20075   1800

ENCANA CORP               COMMON STOCK     292505104         676465      20885           XX                         19235   1650

EXXON MOBIL CORP          COMMON STOCK     30231G102        1597624      23429           XX                         22729    700

GENERAL ELECTRIC CO       COMMON STOCK     369604103         633947      41900           XX                         39400   2500

HELMERICH & PAYNE INC     COMMON STOCK     423452101         352938       8850           XX                          8250    600

INTEL CORPORATION         COMMON STOCK     458140100        1092114      53535           XX                         49355   4180

JOHNSON & JOHNSON         COMMON STOCK     478160104        1780614      27645           XX                         25845   1800

MICROSOFT CORP            COMMON STOCK     594918104         676504      22195           XX                         22195

MONSANTO CO NEW           COMMON STOCK     61166W101         390765       4780           XX                          4380    400

NOVARTIS AG ADR           COMMON STOCK     66987V109         702691      12910           XX                         12110    800

NOVO NORDISK A/S ADR      COMMON STOCK     670100205         223475       3500           XX                          3500

PEPSICO INC               COMMON STOCK     713448108         422560       6950           XX                          5700   1250

PORTLAND GENERAL          COMMON STOCK     736508847         229613      11250           XX                         10250   1000
ELECTRIC CO

PROCTER & GAMBLE CO       COMMON STOCK     742718109        1677753      27672           XX                         27172    500

SCHLUMBERGER LTD          COMMON STOCK     806857108         230093       3535           XX                          3535

STATE STREET CORP         COMMON STOCK     857477103        1836300      42175           XX                         42175

SYSCO CORP                COMMON STOCK     871829107         539242      19300           XX                         19300

3 M COMPANY               COMMON STOCK     88579Y101        1176807      14235           XX                         12985   1250

WELLS FARGO & CO          COMMON STOCK     949746101         231439       8575           XX                          8575

COVIDIEN PLC              COMMON STOCK     G2554F105         269142       5620           XX                          5620
